Average Annual Total Returns - Class ACIS - DWS Health and Wellness Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	MSCI World Health Care Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI World Health Care Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI World Health Care Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Dec. 29, 2000	8.52%	7.81%	13.87%	5.88%	5.77%	11.63%	6.55%	5.86%	11.13%	Dec. 29, 2000	14.29%	8.29%	13.71%	Dec. 29, 2000	15.44%	9.39%	14.86%	Mar. 02, 1998	15.43%	9.38%	14.85%	18.40%	15.22%	13.88%	13.52%	9.87%	13.45%